TD Waterhouse Family of Funds, Inc.
                                 100 Wall Street
                            New York, New York 10005

December 26, 2001

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

           RE:       TD Waterhouse Family of Funds, Inc.
                     File Nos. 33-96132/811-9086
                     Rule 497(j) Filing
                     ----------------------------------

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, TD Waterhouse Family of Funds, Inc. (the "Company") certifies that the form of Prospectus and Statement of Additional Information dated December 26, 2001 that would have been filed under paragraph (c) of Rule 497, would not have differed from that contained in Post-Effective Amendment No. 11 to the Company's Registration Statement on Form N-1A that was filed electronically with the Securities and Exchange Commission (Accession No. 0001089355-01-500475) on December 26, 2001.

         Please call the undersigned at (617) 557-3416 if you have any questions with respect to this certification.

         Kindly return an electronic transmittal as evidence of your receipt of this filing.

Sincerely,


/s/ Christopher J. Kelley
-------------------------
Christopher J. Kelley
Vice President and Secretary